Business Combinations (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Business Combinations [Abstract]
Business Combinations
3. Business Combination

On November 17, 2020, the Company consummated a business combination pursuant to the definitive Transaction Agreement dated as of August 2, 2020, by and among CFAC, IntermediateCo, CF Finance Holdings, LLC (the “CF Sponsor”), Holdings, Management LLC, Holdings II, GCMH GP, L.L.C (“GCMHGP LLC”), GCM V, LLC (“GCM V”) and the Company (the “Transaction”). The Transaction was treated as a transaction between entities under common control.

Following the consummation of the Transaction, GCMG indirectly holds general partnership and limited partnership interests in GCMH. The structure of the Transaction is an “Up-C” structure with the owners of GCMH retaining their ownership in GCMH.

3. Business Combination (as restated)

On November 17, 2020, the Company consummated a business combination pursuant to the definitive Transaction Agreement dated as of August 2, 2020, by and among CFAC, IntermediateCo, CF Finance Holdings, LLC (the “CF Sponsor”), Holdings, Management LLC, Holdings II, GCMH GP, L.L.C (“GCMHGP LLC”), GCM V, LLC (“GCM V”) and the Company (the “Transaction”). The Transaction was treated as a transaction between entities under common control.

In connection with the Transaction Agreement:

•CFAC merged with and into GCMG, upon which the separate corporate existence of CFAC ceased and GCMG became the surviving entity;
•GCMH cancelled its ownership of the 100 shares of common stock of GCMG;
•Each share of CFAC common stock was converted into one share of the GCMG’s Class A common stock, and each whole warrant of CFAC was converted into one warrant of the GCMG;
•GCMG received $120.4 million remaining in CFAC’s trust account (the “Trust Account”) following redemptions made in connection with CFAC’s special meeting of stockholders relating to the transactions contemplated by the Transaction Agreement;
•Qualified institutional buyers and accredited investors (“PIPE Investors”) purchased 19,500,000 shares of the GCMG’s Class A common stock at $10.00 per share;
•The CF Sponsor purchased 3,500,000 shares of the GCMG’s Class A common stock and 1,500,000 of the GCMG's warrants for an aggregate price equal to $30.0 million pursuant to a forward purchase contract;
•The CF Sponsor terminated, forfeited and cancelled, for no consideration, 2,351,534 shares of the GCMG’s Class A common stock and 150,000 of the GCMG’s warrants;
•GCMG issued 900,000 warrants to purchase Class A common stock to Holdings;
•Holdings assigned, and IntermediateCo assumed, all right, title and interest in and to the Option Agreement, dated as of October 5, 2017, by and among Holdings and HCFP VI AIV, L.P., H&F Chicago AIV I, L.P. and Hellman & Friedman Capital Executives VI, L.P (the “H&F Parties”) in exchange for consideration of $110.2 million, minus the purchase price payable to the H&F Parties by IntermediateCo under the Option Agreement in the Option Conveyance.
•Immediately following the Option Conveyance, IntermediateCo consummated the exercise of certain options to purchase all of the Class B-2 common units of GCMH then held by certain investors;
•GCMHGP LLC sold all of the outstanding equity interests of GCMH then held by it, including the general partnership and limited partnership interests, to IntermediateCo for $1.5 million and Holdings sold all of the outstanding equity interests of GCM LLC to IntermediateCo for $1.00;
•GCMH was redomiciled as a limited liability limited partnership in the State of Delaware and its Limited Liability Limited Partnership Agreement was amended and restated to, among other things, reconstitute all previous classes of partnership interest to economically equivalent common units;
•GCMH issued to IntermediateCo 28,316,895 Grosvenor common units and 23,893,809 warrants for Grosvenor common units, in each case in exchange for $227.7 million;
•GCMG issued 144,235,246 shares of GCMG’s Class C common stock to GCM V.

Following the consummation of the Transaction, GCMG indirectly holds general partnership and limited partnership interests in GCMH. The structure of the Transaction is an “Up-C” structure with the owners of GCMH retaining their ownership in GCMH.

On the date of the Transaction, the Company recorded a liability related to the public and private warrants of $31.2 million, with offsetting entries to retained earnings and noncontrolling interests in GCMH, as applicable, in the Consolidated Statements of Financial Condition.

In conjunction with the Transaction, the Company incurred approximately $11.6 million of transaction expenses, which were recorded within general, administrative and other expense in the Consolidated Statements of Income.